LOANS PAYABLE (Tables)	9 Months Ended
May 31, 2019
Statements [Line Items]
Disclosure Of Detailed Information About Brokerage Fees Explanatory [Table Text Block]
LMM Facility	$42,701
Brokerage Fees	2,728
Loan Payable	$45,429